Wire Redemption Fee [Member] Shareholder Fees - GREEN CENTURY EQUITY FUND	Jul. 31, 2025 USD ($)
Individual Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Wire Redemption Fee | Individual Investor Class
Prospectus [Line Items]
Redemption Fee	$ (10)
Wire Redemption Fee | Institutional Class
Prospectus [Line Items]
Redemption Fee	(10)
Overnight Delivery Fee | Individual Investor Class
Prospectus [Line Items]
Redemption Fee	(35)
Overnight Delivery Fee | Institutional Class
Prospectus [Line Items]
Redemption Fee	$ (35)